Cover Page	Sep. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	DERMTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38118
Entity Tax Identification Number	84-2870849
Entity Address, Address Line One	12340 El Camino Real
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	450-4222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,par value $0.0001 per share
Trading Symbol	DMTK
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001651944
Security Exchange Name	NASDAQ